Liquidity risk (Tables)	12 Months Ended
Dec. 31, 2024
Liquidity risk [Abstract]
Schedule of Maturities of Liabilities	The table below analyses financial instrument liabilities of the Group, excluding those arising from insurance and participating investment contracts, on an undiscounted future cash flow basis according to contractual maturity, into relevant maturity groupings based on the remaining period at the balance sheet date; balances with no fixed maturity are included in the over 5 years category.

	Up to 1 month £m	1 to 3 months £m	3 to 12 months £m	1 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2024
Deposits from banks	1,809	673	904	2,775	105	6,266
Customer deposits	437,693	14,873	24,811	6,127	256	483,760
Repurchase agreements at amortised cost	8,974	5,169	15,300	9,416	–	38,859
Financial liabilities at fair value through profit or loss	15,208	3,965	1,803	2,102	7,078	30,156
Debt securities in issue at amortised cost	3,704	10,367	13,624	38,973	8,519	75,187
Liabilities arising from non-participating investment contracts	51,228	–	–	–	–	51,228
Lease liabilities	28	65	241	574	461	1,369
Subordinated liabilities	26	698	1,676	4,207	6,705	13,312
Total non-derivative financial liabilities	518,670	35,810	58,359	64,174	23,124	700,137
Derivative financial liabilities
Gross settled derivatives – outflows	100,432	61,356	43,231	34,795	22,505	262,319
Gross settled derivatives – inflows	(97,653)	(59,238)	(41,319)	(32,333)	(18,950)	(249,493)
Gross settled derivatives – net flows	2,779	2,118	1,912	2,462	3,555	12,826
Net settled derivative liabilities	10,432	92	109	404	1,557	12,594
Total derivative financial liabilities	13,211	2,210	2,021	2,866	5,112	25,420

	Up to 1 month £m	1 to 3 months £m	3 to 12 months £m	1 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2023
Deposits from banks	2,093	1,073	623	2,394	–	6,183
Customer deposits	427,695	11,133	22,572	10,767	325	472,492
Repurchase agreements at amortised cost	3,627	4,092	1,085	31,399	–	40,203
Financial liabilities at fair value through profit or loss	8,801	4,157	5,694	1,808	5,845	26,305
Debt securities in issue at amortised cost	2,334	8,492	21,111	40,741	8,085	80,763
Liabilities arising from non-participating investment contracts	44,978	–	–	–	–	44,978
Lease liabilities	18	70	247	779	666	1,780
Subordinated liabilities	32	80	1,274	6,627	7,822	15,835
Total non-derivative financial liabilities	489,578	29,097	52,606	94,515	22,743	688,539
Derivative financial liabilities
Gross settled derivatives – outflows	80,148	46,874	47,777	35,807	20,302	230,908
Gross settled derivatives – inflows	(78,031)	(45,249)	(46,575)	(35,753)	(20,327)	(225,935)
Gross settled derivatives – net flows	2,117	1,625	1,202	54	(25)	4,973
Net settled derivative liabilities	12,095	138	161	402	1,501	14,297
Total derivative financial liabilities	14,212	1,763	1,363	456	1,476	19,270

Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17	The following table presents the estimated amount and timing of the remaining contractual discounted cash flows arising from insurance liabilities. The amounts presented do not include those relating to the liability for remaining coverage of contracts that are measured under the premium allocation approach.

	Less than 1 year £m	1 to 2 years £m	2 to 3 years £m	3 to 4 years £m	4 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2024
Liabilities arising from insurance and participating investment contracts	(1,038)	(1,292)	(1,951)	(2,453)	(2,992)	(112,055)	(121,781)
Reinsurance contract liabilities	3	3	3	3	2	13	27
Total	(1,035)	(1,289)	(1,948)	(2,450)	(2,990)	(112,042)	(121,754)
At 31 December 2023
Liabilities arising from insurance and participating investment contracts	(843)	(2,112)	(3,035)	(3,537)	(3,667)	(101,354)	(114,548)
Reinsurance contract liabilities	–	–	–	–	–	(13)	(13)
Total	(843)	(2,112)	(3,035)	(3,537)	(3,667)	(101,367)	(114,561)

Schedule Of Insurance And Participating Investment Contract Liabilities Payable	Some of the Group’s insurance and participating investment contract liabilities are payable on demand as shown in the table below:

	2024		2023
	Amounts payable on demand £m	Carrying amount £m	Amounts payable on demand £m	Carrying amount £m
Life	110,402	107,909	102,396	99,799
Non-life	–	–	–	–
Total	110,402	107,909	102,396	99,799

Schedule of Liabilities Arising From Insurance and Participating Investment Contracts	The table below shows the contractual maturity of the Group’s contingents, commitments and guarantees. Commitments are shown in the time band containing the earliest date the commitment can be drawn down. For financial guarantee contracts, the maximum amount of the guarantee is allocated to the earliest period in which the guarantee could be called.

	Up to 1 month £m	1 to 3 months £m	3 to 6 months £m	6 to 9 months £m	9 to 12 months £m	1 to 3 years £m	3 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2024
Acceptances and endorsements	24	11	3	1	–	–	–	–	39
Other contingent liabilities	208	357	225	115	370	547	211	533	2,566
Total contingent liabilities	232	368	228	116	370	547	211	533	2,605
Lending commitments and guarantees	134,283	1,416	1,729	1,562	3,367	2,755	3,140	256	148,508
Other commitments	94	6	11	–	–	–	–	–	111
Total commitments and guarantees	134,377	1,422	1,740	1,562	3,367	2,755	3,140	256	148,619
Total contingents, commitments and guarantees	134,609	1,790	1,968	1,678	3,737	3,302	3,351	789	151,224
At 31 December 2023
Acceptances and endorsements	7	10	166	–	8	–	–	–	191
Other contingent liabilities	214	558	157	148	200	598	190	593	2,658
Total contingent liabilities	221	568	323	148	208	598	190	593	2,849
Lending commitments and guarantees	69,932	4,767	17,384	4,212	6,528	23,269	14,142	2,983	143,217
Other commitments	–	–	–	–	–	38	41	23	102
Total commitments and guarantees	69,932	4,767	17,384	4,212	6,528	23,307	14,183	3,006	143,319
Total contingents, commitments and guarantees	70,153	5,335	17,707	4,360	6,736	23,905	14,373	3,599	146,168